Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

February 28, 2021

LC-QTLY-0421
1.797927.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	77,676	$4,295,483
Entertainment - 3.0%
Activision Blizzard, Inc.	34,011	3,251,792
Nintendo Co. Ltd. ADR	45,700	3,524,384
The Walt Disney Co. (a)	67,175	12,698,762
Vivendi SA	227,534	7,875,455
		27,350,393
Interactive Media & Services - 1.3%
Alphabet, Inc.:
Class A (a)	2,484	5,022,424
Class C (a)	2,162	4,403,691
Match Group, Inc. (a)	19,535	2,985,925
		12,412,040
Media - 4.0%
Comcast Corp. Class A	617,923	32,576,901
Interpublic Group of Companies, Inc.	156,620	4,090,914
		36,667,815

TOTAL COMMUNICATION SERVICES		80,725,731

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.6%
BorgWarner, Inc.	130,616	5,877,720
Automobiles - 0.8%
General Motors Co.	133,100	6,832,023
Distributors - 0.0%
LKQ Corp. (a)	8,602	338,833
Hotels, Restaurants & Leisure - 0.3%
Elior SA (b)	55,000	447,268
Marriott International, Inc. Class A	5,200	769,964
Starbucks Corp.	10,500	1,134,315
		2,351,547
Household Durables - 1.5%
Mohawk Industries, Inc. (a)	37,406	6,545,676
Sony Corp. sponsored ADR	14,500	1,534,245
Whirlpool Corp.	30,134	5,727,871
		13,807,792
Internet & Direct Marketing Retail - 1.2%
Expedia, Inc.	18,500	2,978,500
Ocado Group PLC (a)	4,100	125,667
The Booking Holdings, Inc. (a)	3,464	8,065,959
		11,170,126
Specialty Retail - 1.1%
Lowe's Companies, Inc.	64,030	10,228,793

TOTAL CONSUMER DISCRETIONARY		50,606,834

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Anheuser-Busch InBev SA NV ADR	6,300	363,699
Diageo PLC sponsored ADR	23,400	3,691,116
Keurig Dr. Pepper, Inc.	32,700	998,004
The Coca-Cola Co.	155,781	7,631,711
		12,684,530
Food & Staples Retailing - 0.9%
Performance Food Group Co. (a)	37,900	2,055,696
Sysco Corp.	76,400	6,083,732
		8,139,428
Food Products - 0.1%
Lamb Weston Holdings, Inc.	9,900	789,723
Household Products - 0.2%
Colgate-Palmolive Co.	1,000	75,200
Spectrum Brands Holdings, Inc.	27,567	2,137,821
		2,213,021
Tobacco - 3.4%
Altria Group, Inc.	591,580	25,792,888
British American Tobacco PLC sponsored ADR	142,847	5,008,216
		30,801,104

TOTAL CONSUMER STAPLES		54,627,806

ENERGY - 8.4%
Energy Equipment & Services - 0.1%
Subsea 7 SA	139,200	1,450,983
Oil, Gas & Consumable Fuels - 8.3%
Cabot Oil & Gas Corp.	36,500	675,615
Cenovus Energy, Inc. (Canada)	1,020,062	7,550,671
Exxon Mobil Corp.	702,568	38,198,622
Hess Corp.	214,635	14,065,032
Kosmos Energy Ltd.	1,052,016	3,240,209
Phillips 66 Co.	51,200	4,252,160
Royal Dutch Shell PLC Class B sponsored ADR	201,300	7,826,544
		75,808,853

TOTAL ENERGY		77,259,836

FINANCIALS - 18.4%
Banks - 12.4%
Bank of America Corp.	935,014	32,454,336
JPMorgan Chase & Co.	93,118	13,704,176
M&T Bank Corp.	12,828	1,936,258
PNC Financial Services Group, Inc.	71,841	12,095,151
Truist Financial Corp.	158,527	9,029,698
U.S. Bancorp	139,090	6,954,500
Wells Fargo & Co.	1,034,803	37,428,825
		113,602,944
Capital Markets - 3.4%
KKR & Co. LP	98,391	4,482,694
Morgan Stanley	68,025	5,229,082
Northern Trust Corp.	107,891	10,263,671
Raymond James Financial, Inc.	19,662	2,295,342
State Street Corp.	120,019	8,733,783
		31,004,572
Consumer Finance - 0.6%
Discover Financial Services	62,600	5,888,782
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(c)	9,037	5,070,582
Insurance - 0.3%
Chubb Ltd.	13,795	2,242,791
The Travelers Companies, Inc.	4,900	712,950
		2,955,741
Thrifts & Mortgage Finance - 1.1%
MGIC Investment Corp.	152,476	1,857,158
Radian Group, Inc.	412,031	8,405,432
		10,262,590

TOTAL FINANCIALS		168,785,211

HEALTH CARE - 14.4%
Biotechnology - 0.9%
AbbVie, Inc.	17,226	1,855,929
ADC Therapeutics SA (a)	14,500	385,555
Alnylam Pharmaceuticals, Inc. (a)	11,419	1,691,154
Crinetics Pharmaceuticals, Inc. (a)	19,600	299,684
Gritstone Oncology, Inc. (a)	21,240	288,227
Heron Therapeutics, Inc. (a)	9,716	175,665
Insmed, Inc. (a)	47,497	1,698,968
Intercept Pharmaceuticals, Inc. (a)(d)	66,750	1,445,805
Vaxcyte, Inc.	11,800	278,008
		8,118,995
Health Care Equipment & Supplies - 1.4%
Becton, Dickinson & Co.	10,797	2,603,697
Boston Scientific Corp. (a)	255,426	9,905,420
		12,509,117
Health Care Providers & Services - 5.8%
AmerisourceBergen Corp.	21,379	2,163,982
Cardinal Health, Inc.	95,082	4,898,625
Centene Corp. (a)	16,400	960,056
Cigna Corp.	55,003	11,545,130
Covetrus, Inc. (a)	26,621	989,236
CVS Health Corp.	161,498	11,002,859
McKesson Corp.	58,806	9,968,793
UnitedHealth Group, Inc.	35,199	11,693,812
		53,222,493
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	114,062	193,905
Pharmaceuticals - 6.3%
Bayer AG	162,456	9,867,767
Bristol-Myers Squibb Co.	305,817	18,755,757
Eli Lilly & Co.	9,400	1,925,966
GlaxoSmithKline PLC sponsored ADR	277,438	9,324,691
Intra-Cellular Therapies, Inc. (a)	10,200	361,386
Johnson & Johnson	89,184	14,132,097
Pliant Therapeutics, Inc.	16,400	542,676
Sanofi SA sponsored ADR	38,000	1,743,820
TherapeuticsMD, Inc. (a)	513,152	779,991
Viatris, Inc. (a)	11,800	175,230
		57,609,381

TOTAL HEALTH CARE		131,653,891

INDUSTRIALS - 15.9%
Aerospace & Defense - 1.8%
Airbus Group NV	20,900	2,428,050
General Dynamics Corp.	13,129	2,146,198
Huntington Ingalls Industries, Inc.	9,819	1,727,260
MTU Aero Engines Holdings AG	2,900	689,302
Raytheon Technologies Corp.	15,092	1,086,473
Safran SA (a)	5,800	790,613
The Boeing Co.	35,567	7,540,560
		16,408,456
Air Freight & Logistics - 2.6%
FedEx Corp.	25,592	6,513,164
United Parcel Service, Inc. Class B	110,463	17,434,375
		23,947,539
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	9,000	967,680
Building Products - 0.2%
Johnson Controls International PLC	26,000	1,450,540
Electrical Equipment - 1.2%
Acuity Brands, Inc.	14,756	1,819,415
Hubbell, Inc. Class B	12,385	2,198,461
Vertiv Holdings LLC (c)	350,000	7,325,500
		11,343,376
Industrial Conglomerates - 7.5%
3M Co.	16,559	2,898,819
General Electric Co.	5,267,008	66,048,277
		68,947,096
Machinery - 1.3%
Caterpillar, Inc.	4,100	885,108
Cummins, Inc.	6,000	1,519,200
Epiroc AB (A Shares)	28,300	600,595
Flowserve Corp.	50,119	1,854,403
Fortive Corp.	27,900	1,836,378
Otis Worldwide Corp.	19,696	1,254,832
Stanley Black & Decker, Inc.	9,300	1,626,012
Westinghouse Air Brake Co.	28,145	2,038,542
		11,615,070
Professional Services - 0.1%
Acacia Research Corp. (a)	36,900	261,990
Equifax, Inc.	3,700	598,956
		860,946
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	124,658	5,385,226
Lyft, Inc. (a)	29,716	1,655,181
Ryder System, Inc.	37,200	2,521,044
		9,561,451
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares)	5,300	224,330

TOTAL INDUSTRIALS		145,326,484

INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment & Components - 0.3%
CDW Corp.	4,000	627,560
Vontier Corp. (a)	67,480	2,118,872
		2,746,432
IT Services - 4.0%
Amadeus IT Holding SA Class A (a)	24,300	1,696,560
Edenred SA	28,700	1,589,078
Fidelity National Information Services, Inc.	44,300	6,113,400
Genpact Ltd.	43,400	1,755,096
IBM Corp.	11,500	1,367,695
MasterCard, Inc. Class A	8,015	2,836,108
Snowflake Computing, Inc.	800	207,632
Twilio, Inc. Class A (a)	900	353,592
Unisys Corp. (a)	141,362	3,470,437
Visa, Inc. Class A	79,927	16,975,696
		36,365,294
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	11,118	1,732,407
Applied Materials, Inc.	19,916	2,353,872
Intel Corp.	68,200	4,145,196
Lam Research Corp.	2,800	1,588,132
Marvell Technology Group Ltd.	30,601	1,477,416
Qualcomm, Inc.	141,101	19,216,545
		30,513,568
Software - 8.1%
Autodesk, Inc. (a)	8,741	2,412,516
Dynatrace, Inc. (a)	25,565	1,272,114
Elastic NV (a)	18,500	2,486,215
Microsoft Corp.	243,553	56,596,846
PTC, Inc.(a)	10,600	1,451,564
SAP SE sponsored ADR (d)	70,117	8,648,932
Workday, Inc. Class A (a)	3,300	809,094
		73,677,281
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	230,768	27,982,928
Samsung Electronics Co. Ltd.	22,520	1,647,768
		29,630,696

TOTAL INFORMATION TECHNOLOGY		172,933,271

MATERIALS - 2.6%
Chemicals - 1.3%
DuPont de Nemours, Inc.	100,400	7,060,128
Intrepid Potash, Inc. (a)	10,481	311,181
Livent Corp. (a)	4,400	81,928
Nutrien Ltd.	49,205	2,655,895
PPG Industries, Inc.	10,700	1,442,574
		11,551,706
Metals & Mining - 1.3%
BHP Billiton Ltd. sponsored ADR (d)	73,165	5,553,955
Freeport-McMoRan, Inc.	196,904	6,677,015
		12,230,970

TOTAL MATERIALS		23,782,676

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	10,709	2,314,536
Equinix, Inc.	642	416,234
Simon Property Group, Inc.	31,700	3,579,564
		6,310,334
UTILITIES - 0.3%
Electric Utilities - 0.2%
Entergy Corp.	8,900	772,609
Southern Co.	22,200	1,259,184
		2,031,793
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	31,100	604,584
Sempra Energy	2,034	235,903
		840,487

TOTAL UTILITIES		2,872,280

TOTAL COMMON STOCKS
(Cost $626,906,745)		914,884,354

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(e)(f)	2,548,426	1,459,425
TOTAL OTHER
(Cost $3,312,792)		1,459,425

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.07% (g)	738,565	738,712
Fidelity Securities Lending Cash Central Fund 0.08% (g)(h)	16,260,205	16,261,831
TOTAL MONEY MARKET FUNDS
(Cost $17,000,543)		17,000,543
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $647,220,080)		933,344,322
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(17,924,218)
NET ASSETS - 100%		$915,420,104

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $447,268 or 0.0% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,855,507 or 1.5% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$953,404
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$3,312,792
Vertiv Holdings LLC	2/6/20	$3,500,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$293
Fidelity Securities Lending Cash Central Fund	8,171
Total	$8,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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